INTEREST RATE RISK	12 Months Ended
Dec. 31, 2021
INTEREST RATE RISK
NOTE 26 - INTEREST RATE RISK

NOTE 26 - INTEREST RATE RISK

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Cash bears interest at a variable rate. Trade accounts receivable, other receivables, trade accounts payable and accrued liabilities bear no interest. Based on the value of variable interest-bearing cash during the year ended December 31, 2021, an assumed 0.5% increase or 0.5% decrease in interest rates during such period would have had no significant effect on the net loss.